Investment in associate (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2021	Dec 31 2020
Cash and cash equivalents	$12,619	$40,815
Other current assets[1]	190,594	65,434
Non-current assets	219,812	256,421
Current liabilities[1]	(79,124)	(43,057)
Other long-term liabilities, including current maturities	(120,461)	(133,079)
Net assets at 100%	$223,440	$186,534
Net assets at 63.1%	$140,991	$117,703
Long-term receivable from Atlas[1]	76,328	76,322
Investment in associate	$217,319	$194,025

Consolidated statements of income for the years ended December 31	2021	2020
Revenue[1]	$620,236	$250,996
Cost of sales and depreciation and amortization	(371,205)	(170,714)
Operating income	249,031	80,282
Finance costs, finance income and other expenses	(10,071)	(10,297)
Income tax expense	(84,059)	(23,112)
Net earnings at 100%	$154,901	$46,873
Earnings of associate at 63.1%	$97,743	$29,577
Dividends received from associate	$74,458	$29,026
1 Includes related party transactions between Atlas and the Company (see note 23).